Simplify Stable Income ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 98 .4%
U.S. Treasury Bill , 5 .31% , 10/3/2023 (a) ............................................ $ 8,000,000 $ 7,998,835
U.S. Treasury Bill , 5 .47% , 12/19/2023 (a) ........................................... 4,400,000 4,349,497
Total U.S. Treasury Bills (Cost $ 12,346,401 ) ...................................................... 12,348,332
Total Investments – 98.4%
(Cost $ 12,346,401 ) .......................................................................... $ 12,348,332
Other Assets in Excess of Liabilities – 1 .6% ......................................................... 199,685
Net Assets – 100.0% .......................................................................... $ 12,548,017
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 98 .4%
Total Investments ................................................................................ 98 .4%
Other Assets in Excess of Liabilities .................................................................. 1 .6%
Net Assets ..................................................................................... 100 .0%